SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Stock Options Outstanding and Weighted Average Price
The continuity of the Premier stock options that were outstanding and subsequently settled in connection with the spin-out, the replacement options that were issued by the Company, and the new options granted in accordance with the Share Option Plan are as follows:

	Options outstanding #	Weighted average price C$
Outstanding at January 1, 2021	3,244,000	2.15
Exercised	(62,000)	1.46
Expired	(9,000)	3.18
Outstanding at April 7, 2021	3,173,000	2.19
Settled in connection with Premier USA spin-out	(3,173,000)	2.19
Replacement options issued (Note 1(a))	5,722,000	1.88
Granted	2,975,000	2.74
Exercised	(1,345,200)	1.75
Expired	(662,800)	2.79
Outstanding at December 31, 2021	6,689,000	2.21
Granted	2,673,179	2.65
Exercised	(1,047,200)	2.45
Expired	(320,106)	2.71
Forfeited	(116,127)	2.62
Outstanding at December 31, 2022	7,878,746	2.30

Schedule of Options Outstanding and Exercisable
At December 31, 2022, the following options were outstanding, and outstanding and exercisable:

	Outstanding			Outstanding and Exercisable
Exercise price CAD	Options #	Weighted average exercise price C$	Weighted average remaining life in years	Options #	Weighted average exercise price C$	Weighted average remaining life in years
$1.18 - $2.44	2,487,800	$1.38	1.99	2,280,800	$1.29	1.74
$2.45 - $2.64	2,392,246	$2.60	3.90	1,017,774	$2.58	3.63
$2.65 - $3.67	2,998,700	$2.81	3.14	2,700,164	$2.76	3.02
	7,878,746	$2.30	3.01	5,998,738	$2.17	2.63

Disclosure of number and weighted average remaining contractual life of outstanding share options
At December 31, 2022, the following options were outstanding, and outstanding and exercisable:

	Outstanding			Outstanding and Exercisable
Exercise price CAD	Options #	Weighted average exercise price C$	Weighted average remaining life in years	Options #	Weighted average exercise price C$	Weighted average remaining life in years
$1.18 - $2.44	2,487,800	$1.38	1.99	2,280,800	$1.29	1.74
$2.45 - $2.64	2,392,246	$2.60	3.90	1,017,774	$2.58	3.63
$2.65 - $3.67	2,998,700	$2.81	3.14	2,700,164	$2.76	3.02
	7,878,746	$2.30	3.01	5,998,738	$2.17	2.63

Summary of assumptions
For purposes of the options granted, the fair value of each option was estimated on the date of grant using the Black-Scholes option pricing model, with the following assumptions:

	December 31, 2022	December 31, 2021
Risk-free interest rate	1.55% to 4.20%	0.09% to 0.75%
Annualized volatility based on historic volatility	51% to 62%	32% to 62%
Expected dividend	Nil	Nil
Forfeiture rate	0% to 5.7%	Nil
Expected option life	3 years	4 years

Schedule of Continuity of RSUs and DSUs
The following table summarizes the continuity of the RSUs and DSUs for the period ended December 31, 2022:

	RSUs outstanding #	Weighted average RSU price C$	DSUs outstanding #	Weighted average DSU price C$
Outstanding at January 1, 2021	413,666	$3.01	—	$—
Settled in connection with Premier USA spin-out	(413,666)	1.38	—	—
Outstanding at December 31, 2021	—	—	—	—
Granted	772,170	2.62	175,091	2.68
Settled	(236,301)	2.25	—	—
Forfeited	(70,227)	2.62	—	—
Outstanding at December 31, 2022	465,642	$2.62	175,091	$2.68

Disclosure of Share-based Payments

	Year ended December 31,
	2022	2021
Stock option valuation	$1,932	$2,116
RSUs and DSUs	1,348	980
Subtotal	$3,280	$3,096
Reversal of RSU liability	—	(413)
Total	$3,280	$2,683